Reporting Entity - Schedule of Total Fleet Consisting (Detail) - Aircraft	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Total	196	191
Airbus A-318 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	10	10
Airbus A-319 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	27	28
Airbus A-320 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	61	62
Airbus A-320 NEO [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	7	2
Airbus A-321 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	13	13
Airbus A-321 NEO [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	2
Airbus A-330 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	10	10
Airbus A330F [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	6	6
Airbus A300F-B4F [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	5	5
Boeing 787-8 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	13	12
ATR 42 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	2	2
ATR 72 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	15	15
Boeing 767F [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	2	2
Boeing 767 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total		1
Cessna Grand Caravan [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	13	13
Embraer E-190 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	10	10
Property plant and equipment subject to owned financial lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	142	136
Property plant and equipment subject to owned financial lease [member] | Airbus A-318 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	10	10
Property plant and equipment subject to owned financial lease [member] | Airbus A-319 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	23	23
Property plant and equipment subject to owned financial lease [member] | Airbus A-320 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	35	37
Property plant and equipment subject to owned financial lease [member] | Airbus A-320 NEO [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	3
Property plant and equipment subject to owned financial lease [member] | Airbus A-321 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	7	5
Property plant and equipment subject to owned financial lease [member] | Airbus A-330 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	3	1
Property plant and equipment subject to owned financial lease [member] | Airbus A330F [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	6	6
Property plant and equipment subject to owned financial lease [member] | Airbus A300F-B4F [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	5	5
Property plant and equipment subject to owned financial lease [member] | Boeing 787-8 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	8	7
Property plant and equipment subject to owned financial lease [member] | ATR 42 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	2	2
Property plant and equipment subject to owned financial lease [member] | ATR 72 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	15	15
Property plant and equipment subject to owned financial lease [member] | Boeing 767F [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	2	2
Property plant and equipment subject to owned financial lease [member] | Cessna Grand Caravan [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	13	13
Property plant and equipment subject to owned financial lease [member] | Embraer E-190 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	10	10
Property, Plant and Equipment Subject to Operating Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	54	55
Property, Plant and Equipment Subject to Operating Leases [Member] | Airbus A-319 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	4	5
Property, Plant and Equipment Subject to Operating Leases [Member] | Airbus A-320 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	26	25
Property, Plant and Equipment Subject to Operating Leases [Member] | Airbus A-320 NEO [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	4	2
Property, Plant and Equipment Subject to Operating Leases [Member] | Airbus A-321 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	6	8
Property, Plant and Equipment Subject to Operating Leases [Member] | Airbus A-321 NEO [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	2
Property, Plant and Equipment Subject to Operating Leases [Member] | Airbus A-330 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	7	9
Property, Plant and Equipment Subject to Operating Leases [Member] | Boeing 787-8 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	5	5
Property, Plant and Equipment Subject to Operating Leases [Member] | Boeing 767 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total		1